UNAUDITED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical)	Dec. 31, 2015 $ / shares
Statement of Stockholders' Equity [Abstract]
Issuance of common stock in public offering at $5.75 per unit, completed on December 19,2014, net offering costs	$ 5.75
Value of common stock to acquire Streamline on date of closing, at $4.50 per share, Shares	$ 4.50